Accounting Estimates and Management Judgments	12 Months Ended
Dec. 31, 2024
Accounting Estimates and Management Judgments [Abstract]
Accounting estimates and management judgments
2.	Accounting estimates and management judgments

ADSE makes certain estimates and assumptions regarding the future including the assessment that the Company will continue as a going concern. Estimates and judgments are evaluated on an ongoing basis based on historical experience and other factors, including expectations of future events that are believed to be reasonable considering different scenarios. In the future, actual results may differ from these estimates and assumptions. Revisions of estimates are reported prospectively if and when knowledge improves. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Revenue from contracts with customers (note 4.1.1)

Contracts where ADSE provides services to customers, and which are realized over time usually require an estimate regarding future costs to be incurred until completion of the contract. The resulting margin is thus estimated by management based on historical data and current forecasting and reviewed at least annually.

Allowances for expected credit losses (ECL) of trade receivables and contract assets (4.2.6 and 4.5.2.1)

Management determines the expected credit losses (ECL) as a probability-weighted estimate of credit losses over the expected life of the trade receivables and contract assets (simplified approach). The most common-used calculation formula for ECL according to IFRS 9 which is applied in accordance with our accounting policy is:

ECL = EAD * PD * LGD

[Expected Credit Losses = Exposure at Default (gross value) * Probability of Default * Loss Given Default]

Exposure at Default is the amount outstanding. Probability of default (PD) rates are determined by an external service provider, which is a credit insurance group.

Management estimates loss given default (LGD) rates. ADSE uses a LGD rate of 50% (prior year: 40%) based on management evaluation.

Recoverability of deferred tax assets (note 4.1.6)

Deferred tax assets are recognized only to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, tax loss carryforwards, and tax credits can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning opportunities.

ADSE assesses the recoverability of deferred tax assets at each balance sheet date based on planned taxable income in future fiscal years; if it is assumed that future tax benefits cannot be utilized, no deferred tax assets are recognized.

Development costs (note 4.2.1)

The Group capitalizes costs for product development projects. Initial capitalization of costs is based on management’s judgement that technical and economic feasibility is confirmed, usually when a project has reached a defined milestone according to an established project management plan. In determining the amounts to be capitalized, management makes assumptions regarding the expected future cash generation of the product and when cash flows are expected to be generated. At December 31, 2024, the carrying amount of capitalized development costs was kEUR 20,333 (December 31, 2023: kEUR 24,793).

Useful lives of depreciable assets (note 4.2.1, 4.2.2 and 4.2.3)

The expected useful lives for intangible assets, right-of-use assets, and items of property, plant and equipment and the associated amortization or depreciation expenses are determined based on the expectations and assessments of management. If the actual useful life is less than the expected useful life, the amount of depreciation or amortization is adjusted accordingly. As part of the determination of impairment losses on fixed assets, estimates relating to the reason, timing, and amount of the impairments are also made. Useful lives are reassessed on a regular basis. Uncertainties in these estimates relate to technological obsolescence that may change the utility of certain software, IT equipment, and internally generated intangible assets.

Impairment of non-financial assets (note 4.2.1, 4.2.2 and 4.2.3)

ADSE assesses whether there are any indicators of impairment for all non-financial assets at each reporting date. Other non-financial assets are tested for impairment when there are indications that the carrying amounts may not be recoverable.

Inventories (note 4.2.5)

Management estimates the net realizable values of inventories, considering the most reliable evidence available at the reporting date. As part of this process, assumptions must be made regarding excess and / or obsolete materials. Estimates must be made regarding the forecast product demand, which may be subject to significant changes. These estimates are based on the past development of the Company’s turnover and on management’s expectation of the future development which is derived from order backlog, discussions with potential clients and market studies regarding the overall development of the market for the Company’s products. Also refer to “Provisions for onerous contracts” below.

Provisions (note 4.2.12)

Provisions are recognized for various circumstances as part of ordinary operating activities. The amount of the anticipated cash outflows is determined based on assumptions and estimates for each specific circumstance and reflects the most probable settlement amount of the present obligation at the reporting date. These assumptions may be subject to changes, which lead to a deviation in future periods.

Provisions for onerous contracts (note 4.2.12)

ADSE recognized a provision for an onerous contract under which the fixed purchase obligation for inventories exceeds the expected cash inflow from the sale of corresponding products. The amount recognized as a provision is based on management assumptions and estimates on future sale of products. These estimates of expected cash inflows are sensitive to changes in circumstances and the Group’s past experience regarding future sales may not be representative of actual sales in the future.

In the current financial year, ADSE has concluded new service contracts with terms of up to 10 years which oblige the company to maintain spare parts over that term. Management has subsequently reasessed the provision for onerous contracts recognized in financial year 2023 and the recoverability of spare parts purchased under such contracts. As a result of this reasessment, kEUR 8,614 of the provision for onerous contracts was reversed and kEUR 2,369 were utilized. The reversal is driven by the reassessment of the estimated need for spare parts over a term of 10 years based on historical consumption of spare parts. In addition, in the year 2024 the company investigated and identified measures to retrofit parts so that they can be used as parts in the operating business and no impairment is necessary.

Shareholder loans (note 4.2.13)

Each disbursed tranche of the shareholder loans constitutes a financial liability and includes an embedded prepayment option, which is required to be separated from its host. The fair value of the option represents the possible gain of refinancing on more favorable terms. As of the issue date, management estimates the fair values of the prepayment options were close to zero. Due to the insignificance of the resulting fair values, the prepayment options were not recognized.

Share-based payments (note 4.3)

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. Management has grouped the beneficiaries into homogeneous groups based on their level of hierarchy to derive exit rates based on past and expected future fluctuations resulting in expected exit rates of 0-10% for all periods presented. The assumptions and models used for estimating the fair value of equity settled share-based payments are disclosed in note 4.3.